Gross Unrealized Losses and Fair Value, Aggregated by Investment Category and Length of Time that Individual Securities have been in a Continuous Unrealized Loss Position (Detail) (USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2013	Dec. 31, 2012
Gain (Loss) on Investments [Line Items]
Less than 12 Months Fair Value	$ 20,151	$ 2,997
Less than 12 Months Unrealized Losses	(849)	(3)
12 Months or More Fair Value	0	0
12 Months or More Unrealized Losses	0	0
Total Fair Value	20,151	2,997
Total Unrealized Losses	(849)	(3)
U.S. government agencies
Gain (Loss) on Investments [Line Items]
Less than 12 Months Fair Value	20,151	2,997
Less than 12 Months Unrealized Losses	(849)	(3)
12 Months or More Fair Value	0	0
12 Months or More Unrealized Losses	0	0
Total Fair Value	20,151	2,997
Total Unrealized Losses	$ (849)	$ (3)